Expected credit loss measurement (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Assets [Line Item]
Disclosure Of Credit Loss Expense Recovery Explanatory
Credit loss (expense) / release
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	Total
For the year ended 31.12.20
Stages 1 and 2	(48)	(129)	0	(88)	0	(266)
Stage 3	(40)	(128)	(2)	(217)	(42)	(429)
Total credit loss (expense) / release	(88)	(257)	(2)	(305)	(42)	(694)

For the year ended 31.12.19
Stages 1 and 2	3	23	0	(4)	0	22
Stage 3	(23)	(44)	0	(26)	(7)	(100)
Total credit loss (expense) / release	(20)	(21)	0	(30)	(7)	(78)

For the year ended 31.12.18
Stages 1 and 2	0	0	0	(9)	(1)	(9)
Stage 3	(15)	(56)	0	(29)	(8)	(109)
Total credit loss (expense) / release	(15)	(56)	0	(38)	(8)	(118)

Disclosure Of Key Macro Economic Variables Explanatory
Scenario assumptions	One year		Three years cumulative
31.12.20	Baseline	Severe downside	Baseline	Severe downside
Real GDP growth (% change)
United States	2.7	(5.9)	9.1	(3.8)
Eurozone	2.5	(8.7)	9.9	(10.3)
Switzerland	3.3	(6.6)	9.0	(5.7)
Consumer price index (% change)
United States	1.7	(1.2)	5.5	0.4
Eurozone	1.4	(1.3)	3.9	(1.7)
Switzerland	0.3	(1.8)	0.9	(1.6)
Unemployment rate (end-of-period level, %)[1]
United States	5.5	12.1	4.5	9.9
Eurozone	9.5	14.1	8.0	16.4
Switzerland	3.8	6.1	3.2	6.8
Fixed income: 10-year government bonds (change in yields, basis points)
USD	22.0	(50.0)	46.0	(15.0)
EUR	4.0	(35.0)	21.0	(25.0)
CHF	13.0	(70.0)	31.0	(35.0)
Equity indices (% change)
S&P 500	(2.9)	(50.2)	(1.7)	(40.1)
EuroStoxx 50	3.8	(57.6)	13.5	(50.4)
SPI	(0.8)	(53.6)	5.8	(44.2)
Swiss real estate (% change)
Single-Family Homes	3.4	(17.0)	7.1	(30.0)
Other real estate (% change)
United States (S&P / Case-Shiller)	2.5	(15.3)	9.2	(28.7)
Eurozone (House Price Index)	1.1	(22.9)	7.2	(35.4)
1 2020 unemployment rate is presented as an end-of-period level. 2019 unemployment rate was presented as a change in levels. The 2020 change in level would have been: One year shock in the baseline scenario: United States: -3.5%, Eurozone: 0.4% and Switzerland: 0.4% and for the global crisis scenario: United States: 3.1%, Eurozone: 5.0% and Switzerland: 2.6%. Three year shock in the baseline scenario: United States: -4.5%, Eurozone: -1.2% and Switzerland: -0.2% and for the global crisis scenario: United States: 0.9%, Eurozone: 7.2% and Switzerland: 3.4%

Scenario assumptions	One year		Three years cumulative
31.12.19	Baseline	Severe downside	Baseline	Severe downside
Real GDP growth (% change)
United States	1.9	(6.4)	6.4	(4.3)
Eurozone	1.0	(9.1)	2.8	(10.8)
Switzerland	1.5	(7.0)	4.8	(6.2)
Consumer price index (% change)
United States	1.8	(1.2)	6.2	0.4
Eurozone	1.3	(1.3)	4.3	(1.7)
Switzerland	0.8	(1.8)	2.7	(1.6)
Unemployment rate (change, percentage points)
United States	(0.4)	5.7	(0.5)	5.6
Eurozone	(0.1)	5.6	(0.2)	7.9
Switzerland	0.1	2.6	0.3	3.6
Fixed income: 10-year government bonds (change in yields, basis points)
USD	0.2	(100.0)	10.1	(75.0)
EUR	8.4	(30.0)	28.2	(20.0)
CHF	9.5	(70.0)	30.0	(35.0)
Equity indices (% change)
S&P 500	3.5	(53.0)	9.5	(42.9)
EuroStoxx 50	0.5	(60.0)	4.4	(52.9)
SPI	1.4	(56.2)	5.3	(46.8)
Swiss real estate (% change)
Single-Family Homes	0.1	(15.2)	2.3	(27.0)
Other real estate (% change)
United States (S&P / Case-Shiller)	4.0	(13.3)	16.7	(23.4)
Eurozone (House Price Index)	1.2	(23.0)	2.2	(33.2)

Disclosure Of Credit Risk Exposure Movement Explanatory
Development of ECL allowances and provisions
USD million	Total	Stage 1	Stage 2	Stage 3
Balance as of 31 December 2019	(1,029)	(181)	(160)	(688)
Net movement from new and derecognized transactions[1]	(28)	(90)	17	46
of which: Private clients with mortgages	(2)	(3)	2	0
of which: Real estate financing	(3)	(5)	2	0
of which: Large corporate clients	(32)	(29)	(4)	0
of which: SME clients	(16)	(14)	(3)	0
of which: Other	26	(39)	20	46
of which: Securities financing transactions REIT	32	(1)	15	17
of which: Loans to financial advisors	9	(1)	9	0
of which: Lombard loans	23	(6)	0	29
of which Financial intermediaries	(20)	(15)	(5)	0
Remeasurements with stage transfers[2]	(427)	45	(134)	(338)
of which: Private clients with mortgages	(19)	(2)	(17)	0
of which: Real estate financing	(6)	3	(9)	0
of which: Large corporate clients	(224)	34	(83)	(175)
of which: SME clients	(43)	(1)	(11)	(31)
of which: Other	(134)	11	(14)	(131)
of which: Securities financing transactions REIT	(36)	0	(18)	(19)
of which: Loans to financial advisors	(12)	7	(7)	(11)
of which: Lombard loans	(36)	0	0	(36)
of which Commodity Trade Finance	(59)	0	0	(59)
Remeasurements without stage transfers[3]	(271)	(88)	(47)	(136)
of which: Private clients with mortgages	(34)	(19)	(8)	(7)
of which: Real estate financing	(14)	(4)	(11)	1
of which: Large corporate clients	(149)	(53)	(17)	(79)
of which: SME clients	(13)	0	(7)	(6)
of which: Other	(60)	(11)	(4)	(44)
of which: Loans to financial advisors	(18)	(12)	(3)	(3)
of which: Lombard loans	(3)	6	0	(9)
of which: Credit cards	(12)	0	0	(12)
Model changes[4]	32	21	11	0
Total ECL allowance movements with profit or loss impact[5]	(694)	(112)	(154)	(429)
Write-offs, FX and other movements (without profit or loss impact)[6]	254	(14)	(19)	287
Balance as of 31 December 2020	(1,468)	(306)	(333)	(829)
1 Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier. 2 Represents the remeasurement between 12-month and lifetime ECL due to stage transfers. 3 Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value. 4 Represents the change in the allowances and provisions related to changes in models and methodologies. 5 Includes ECL movements from new and derecognized transactions, remeasurement changes, model and methodology changes. 6 Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven and movements in foreign exchange rates.

USD million	Total	Stage 1	Stage 2	Stage 3
Balance as of 31 December 2018	(1,054)	(176)	(183)	(695)
Net movement from new and derecognized transactions[1]	(53)	(66)	10	3
of which: Private clients with mortgages	(1)	(4)	3	0
of which: Real estate financing	(3)	(5)	2	0
of which: Large corporate clients	(6)	(14)	8	0
of which: SME clients	(16)	(14)	(2)	0
Remeasurements with stage transfers[2]	(125)	14	(35)	(105)
of which: Private clients with mortgages	(5)	1	(5)	(1)
of which: Real estate financing	5	4	1	0
of which: Large corporate clients	(45)	4	(11)	(38)
of which: SME clients	(64)	2	(11)	(55)
Remeasurements without stage transfers[3]	73	31	41	1
of which: Private clients with mortgages	22	2	30	(9)
of which: Real estate financing	1	0	0	1
of which: Large corporate clients	(24)	(10)	0	(14)
of which: SME clients	35	9	10	17
Model changes[4]	26	17	9	0
Total ECL allowance movements with profit or loss impact[5]	(78)	(4)	25	(100)
Write-offs, FX and other movements (without profit or loss impact)[6]	105	(1)	(2)	108
Balance as of 31 December 2019	(1,029)	(181)	(160)	(688)
1 Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier. 2 Represents the remeasurement between 12-month and lifetime ECL due to stage transfers. 3 Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value. 4 Represents the change in the allowances and provisions related to changes in models and methodologies. 5 To align to the table format for the 2020 ECL allowance and provision movement, UBS has adjusted the 2019 table format. Includes ECL movements from new and derecognized transactions, remeasurement changes, model and methodology changes. 6 Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven and movements in foreign exchange rates.

Disclosure Of Credit Risk Exposure Categories Explanatory
Stage 2 classification by trigger	ECL allowances / provisions as of 31 December 2020
USD million	Stage 2	of which: PD layer	of which: watch list	of which: ≥30 days past due
On-and off-balance sheet	(333)	(252)	(41)	(40)
of which: Private clients with mortgages	(93)	(83)	0	(11)
of which: Real estate financing	(53)	(45)	(2)	(6)
of which: Large corporate clients	(110)	(89)	(20)	0
of which: SME clients	(38)	(16)	(16)	(5)
of which: Financial intermediaries and hedge funds	(19)	(19)	0	0
of which: Loans to financial advisors	(5)	0	(1)	(4)
of which: Credit cards	(14)	0	0	(14)
of which: Other	(2)	0	(2)	0

Disclosure Of Maximum Exposure To Credit Risk Explanatory
Maximum exposure to credit risk
	31.12.20
		Collateral[1]				Credit enhancements[1]			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[2]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	158.2								158.2
Loans and advances to banks[3]	15.4		0.1						15.3
Receivables from securities financing transactions	74.2	0.0	67.1		7.0				0.0
Cash collateral receivables on derivative instruments[4,5]	32.7					21.1			11.6
Loans and advances to customers[6]	379.5	25.8	118.2	194.6	21.7			4.4	14.8
Other financial assets measured at amortized cost	27.2	0.1	0.2		1.3				25.5
Total financial assets measured at amortized cost	687.3	26.0	185.7	194.6	30.1	21.1	0.0	4.4	225.5
Financial assets measured at fair value through other comprehensive income – debt	8.3								8.3
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	695.6	26.0	185.7	194.6	30.1	21.1	0.0	4.4	233.7
Guarantees[7]	17.0	0.7	5.0	0.2	1.7			2.5	7.0
Loan commitments[7]	41.2	0.0	4.2	2.1	6.8		0.4	2.4	25.3
Forward starting transactions, reverse repurchaseand securities borrowing agreements	3.2		3.2						0.0
Committed unconditionally revocable credit lines	40.1	0.1	10.3	6.2	2.7			0.0	20.7
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	101.6	0.8	22.7	8.5	11.2	0.0	0.4	4.9	53.0
	31.12.19
		Collateral[1]				Credit enhancements[1]			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[2]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	107.1								107.1
Loans and advances to banks[3]	12.4		0.0						12.4
Receivables from securities financing transactions	84.2		77.6		5.8				0.8
Cash collateral receivables on derivative instruments[4,5]	23.3					14.4			8.9
Loans and advances to customers[6]	326.8	18.4	101.4	174.7	17.1			1.1	14.0
Other financial assets measured at amortized cost	23.0	0.1	0.4	0.0	1.3				21.1
Total financial assets measured at amortized cost	576.8	18.6	179.4	174.7	24.3	14.4	0.0	1.1	164.4
Financial assets measured at fair value through other comprehensive income – debt	6.3								6.3
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	583.2	18.6	179.4	174.7	24.3	14.4	0.0	1.1	170.7
Guarantees[7]	18.1	1.0	3.0	0.1	1.7			2.5	9.8
Loan commitments[7]	27.5	0.2	1.9	1.3	5.8		0.2	0.2	18.0
Forward starting transactions, reverse repurchaseand securities borrowing agreements	1.7		1.7						0.0
Committed unconditionally revocable credit lines	35.1	0.3	8.3	4.9	3.6			0.0	17.9
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	82.3	1.5	14.9	6.3	11.0	0.0	0.2	2.8	45.7
1 Of which: USD 1,983 million for 31 December 2020 (31 December 2019: USD 1,720 million) relates to total credit-impaired financial assets measured at amortized cost and USD 154 million for 31 December 2020 (31 December 2019: USD 27 million) to total off-balance sheet financial instruments and other credit lines for credit-impaired positions. 2 Includes but is not limited to life insurance contracts, inventory, mortgage loans, gold and other commodities. 3 Loans and advances to banks include amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients. 4 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk. 5 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 22 for more information. 6 Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral. 7 The amount shown in the “Guarantees” column includes sub-participations.

Disclosure Of Internal Credit Exposures Explanatory
Financial assets subject to credit risk by rating category
USD million	31.12.20
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount	ECL allowances	Net carrying amount (maximum exposure to credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks	156,250	1,981	0	0	0	0	158,231	0	158,231
of which: stage 1	156,250	1,981	0	0	0	0	158,231	0	158,231
Loans and advances to banks	543	12,129	1,344	1,182	260	1	15,460	(16)	15,444
of which: stage 1	543	12,074	1,277	1,145	231	0	15,269	(9)	15,260
of which: stage 2	0	55	67	37	29	0	189	(5)	184
of which: stage 3	0	0	0	0	0	1	1	(1)	0
Receivables from securities financing transactions	22,998	16,009	15,367	17,995	1,842	0	74,212	(2)	74,210
of which: stage 1	22,998	16,009	15,367	17,995	1,842	0	74,212	(2)	74,210
Cash collateral receivables on derivative instruments	8,196	13,477	7,733	3,243	88	0	32,737	0	32,737
of which: stage 1	8,196	13,477	7,733	3,243	88	0	32,737	0	32,737
Loans and advances to customers	5,813	214,307	67,270	69,217	21,038	2,943	380,589	(1,060)	379,528
of which: stage 1	5,813	212,970	63,000	59,447	15,860	0	357,090	(142)	356,948
of which: stage 2	0	1,338	4,269	9,770	5,178	0	20,556	(215)	20,341
of which: stage 3	0	0	0	0	0	2,943	2,943	(703)	2,240
Other financial assets measured at amortized cost	15,404	4,018	280	6,585	481	560	27,327	(133)	27,194
of which: stage 1	15,404	4,015	269	6,334	389	0	26,410	(34)	26,377
of which: stage 2	0	3	11	251	91	0	357	(9)	348
of which: stage 3	0	0	0	0	0	560	560	(90)	469
Total financial assets measured at amortized cost	209,204	261,922	91,993	98,223	23,709	3,505	688,556	(1,211)	687,345
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	3,212	5,014	0	32	0	0	8,258	0	8,258
Total on-balance sheet financial instruments	212,417	266,936	91,993	98,255	23,709	3,505	696,815	(1,211)	695,603

Financial assets subject to credit risk by rating category
USD million	31.12.19
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount	ECL allowances	Net carrying amount (maximum exposure to credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks	105,195	1,873	0	0	0	0	107,068	0	107,068
of which: stage 1	105,195	1,873	0	0	0	0	107,068	0	107,068
Loans and advances to banks	309	9,832	1,326	687	298	1	12,454	(6)	12,447
of which: stage 1	309	9,832	1,326	677	228	0	12,371	(4)	12,367
of which: stage 2	0	0	0	10	71	0	81	(1)	80
of which: stage 3	0	0	0	0	0	1	1	(1)	0
Receivables from securities financing transactions	21,089	16,889	14,366	28,815	3,088	0	84,246	(2)	84,245
of which: stage 1	21,089	16,889	14,366	28,815	3,088	0	84,246	(2)	84,245
Cash collateral receivables on derivative instruments	4,899	10,553	5,033	2,765	39	0	23,289	0	23,289
of which: stage 1	4,899	10,553	5,033	2,765	39	0	23,289	0	23,289
Loans and advances to customers	1,744	174,982	59,240	70,528	18,748	2,308	327,550	(764)	326,786
of which: stage 1	1,744	174,328	56,957	62,435	14,117	0	309,581	(82)	309,499
of which: stage 2	0	655	2,283	8,093	4,631	0	15,661	(123)	15,538
of which: stage 3	0	0	0	0	0	2,308	2,308	(559)	1,749
Other financial assets measured at amortized cost	13,031	1,560	390	7,158	312	672	23,123	(143)	22,980
of which: stage 1	13,031	1,549	381	6,747	280	0	21,988	(35)	21,953
of which: stage 2	0	11	9	412	32	0	463	(13)	451
of which: stage 3	0	0	0	0	0	672	672	(95)	576
Total financial assets measured at amortized cost	146,267	215,690	80,354	109,952	22,485	2,981	577,730	(915)	576,815
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	5,854	450	0	41	0	0	6,345	0	6,345
Total on-balance sheet financial instruments	152,120	216,139	80,354	109,994	22,485	2,981	584,075	(915)	583,159

Disclosure Of Off Balance Sheet Positions By Rating Category Explanatory
Off-balance sheet positions subject to expected credit loss by rating category
USD million	31.12.20
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)	Total off - balance sheet exposure(maximum exposure to credit risk)	ECL provisions
Off-balance sheet financial instruments
Guarantees	3,482	4,623	3,522	4,293	991	170	17,081	(63)
of which: stage 1	3,482	4,219	2,688	3,558	739	0	14,687	(14)
of which: stage 2	0	404	834	736	252	0	2,225	(15)
of which: stage 3	0	0	0	0	0	170	170	(34)
Irrevocable loan commitments	3,018	14,516	8,583	9,302	5,850	104	41,372	(142)
of which: stage 1	3,018	13,589	6,873	8,739	4,676	0	36,894	(74)
of which: stage 2	0	927	1,711	563	1,174	0	4,374	(68)
of which: stage 3	0	0	0	0	0	104	104	0
Forward starting reverse repurchase and securities borrowing agreements	82	150	0	3,015	0	0	3,247	0
Total off-balance sheet financial instruments	6,583	19,289	12,105	16,610	6,840	273	61,700	(205)
Other credit lines
Committed unconditionally revocable credit lines	574	13,505	5,958	8,488	11,501	108	40,134	(50)
of which: stage 1	574	12,940	4,517	6,609	10,593	0	35,233	(29)
of which: stage 2	0	565	1,441	1,879	908	0	4,792	(21)
of which: stage 3	0	0	0	0	0	108	108	0
Irrevocable committed prolongation of existing loans	14	1,349	931	632	357	0	3,282	(2)
of which: stage 1	14	1,349	930	630	355	0	3,277	(2)
of which: stage 2	0	1	1	2	1	0	5	0
of which: stage 3	0	0	0	0	0	0	0	0
Total other credit lines	588	14,854	6,889	9,119	11,858	109	43,416	(52)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Off-balance sheet positions subject to expected credit loss by rating category
USD million	31.12.19
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)	Total off - balance sheet exposure(maximum exposure to credit risk)	ECL provisions
Off-balance sheet financial instruments
Guarantees	857	4,932	6,060	5,450	761	82	18,142	(42)
of which: stage 1	857	4,931	6,048	5,218	704	0	17,757	(8)
of which: stage 2	0	1	12	233	57	0	304	(1)
of which: stage 3	0	0	0	0	0	82	82	(33)
Irrevocable loan commitments	2,548	10,068	4,862	5,859	4,160	50	27,547	(35)
of which: stage 1	2,548	10,068	4,862	5,722	3,878	0	27,078	(30)
of which: stage 2	0	0	0	137	282	0	419	(5)
of which: stage 3	0	0	0	0	0	50	50	0
Forward starting reverse repurchase and securities borrowing agreements	0	672	50	936	0	0	1,657	0
Total off-balance sheet financial instruments	3,405	15,672	10,972	12,245	4,922	132	47,347	(77)
Other credit lines
Committed unconditionally revocable credit lines	632	12,459	6,231	7,169	8,554	46	35,092	(34)
of which: stage 1	628	12,422	6,120	6,789	7,889	0	33,848	(17)
of which: stage 2	4	37	111	380	665	0	1,197	(17)
of which: stage 3	0	0	0	0	0	46	46	0
Irrevocable committed prolongation of existing loans	25	1,399	870	633	359	4	3,289	(3)
of which: stage 1	25	1,399	870	633	359	0	3,285	(3)
of which: stage 2	0	0	0	0	0	0	0	0
of which: stage 3	0	0	0	0	0	4	4	0
Total other credit lines	657	13,858	7,101	7,801	8,913	50	38,381	(37)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Scenario Sensitivity Analysis Explanatory

USD million	Baseline	Severe downside	Weighted average
Change in key parameters
Fixed income: 10-year government bonds (absolute change)
–0.5%	(1.36)	(1.84)	(1.93)
+0.5%	2.10	3.19	3.23
+1.00%	5.69	6.86	7.19
Unemployment rate (absolute change)
–1.00%	(7.40)	(63.01)	(27.83)
–0.5%	(3.78)	(33.54)	(15.67)
+0.5%	4.15	36.97	16.99
+1.00%	8.50	75.93	33.74
Real GDP growth (relative change)
-2.00%	3.72	16.14	9.10
-1.00%	1.86	9.84	5.09
+1.00%	(1.46)	(3.30)	(2.36)
+2.00%	(2.97)	(9.44)	(5.93)
House Price Index (relative change)
–5.00%	8.04	144.34	51.46
–2.50%	3.45	65.80	23.28
+2.50%	(2.79)	(56.60)	(19.09)
+5.00%	(5.16)	(105.61)	(35.29)
Equity (S&P500, EuroStoxx, SMI) (relative change)
–10.00%	3.94	9.66	6.78
–5.00%	1.91	4.29	3.34
+5.00%	(8.30)	(4.23)	(7.27)
+10.00%	(10.14)	(8.58)	(10.22)

	Actual ECL allowances and provisions (as per Note 9)		Pro forma ECL allowances and provisions, assuming application of 100% weighting				Pro forma ECL allowances and provisions, assuming all positions being subject to lifetime ECL
Scenarios	Weighted average		Baseline		Severe downside		Weighted average
USD million, except where indicated	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline
Segmentation
Private clients with mortgages	(131)	244	(54)	100	(302)	562	(385)	717
Real estate financing	(76)	138	(55)	100	(123)	224	(131)	237
Large corporate clients	(206)	149	(138)	100	(298)	216	(307)	222
SME clients	(74)	115	(64)	100	(93)	144	(129)	200
Other segments	(152)	116	(131)	100	(183)	140	(385)	294
Total	(639)	145	(442)	100	(999)	226	(1,336)	302

UBS AG
Disclosure Of Financial Assets [Line Item]
Disclosure Of Credit Loss Expense Recovery Explanatory
Credit loss (expense) / release
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	Total
For the year ended 31.12.20
Stages 1 and 2	(48)	(129)	0	(88)	0	(266)
Stage 3	(40)	(128)	(2)	(217)	(42)	(429)
Total credit loss (expense) / release	(88)	(257)	(2)	(305)	(42)	(695)

For the year ended 31.12.19
Stages 1 and 2	3	23	0	(4)	0	22
Stage 3	(23)	(44)	0	(26)	(7)	(100)
Total credit loss (expense) / release	(20)	(21)	0	(30)	(7)	(78)

For the year ended 31.12.18
Stages 1 and 2	0	0	0	(9)	0	(9)
Stage 3	(15)	(56)	0	(29)	(8)	(109)
Total credit loss (expense) / release	(15)	(56)	0	(38)	(8)	(117)

Disclosure Of Key Macro Economic Variables Explanatory
Scenario assumptions	One year		Three years cumulative
31.12.20	Baseline	Severe downside	Baseline	Severe downside
Real GDP growth (% change)
United States	2.7	(5.9)	9.1	(3.8)
Eurozone	2.5	(8.7)	9.9	(10.3)
Switzerland	3.3	(6.6)	9.0	(5.7)
Consumer price index (% change)
United States	1.7	(1.2)	5.5	0.4
Eurozone	1.4	(1.3)	3.9	(1.7)
Switzerland	0.3	(1.8)	0.9	(1.6)
Unemployment rate (end-of-period level, %)[1]
United States	5.5	12.1	4.5	9.9
Eurozone	9.5	14.1	8.0	16.4
Switzerland	3.8	6.1	3.2	6.8
Fixed income: 10-year government bonds (change in yields, basis points)
USD	22.0	(50.0)	46.0	(15.0)
EUR	4.0	(35.0)	21.0	(25.0)
CHF	13.0	(70.0)	31.0	(35.0)
Equity indices (% change)
S&P 500	(2.9)	(50.2)	(1.7)	(40.1)
EuroStoxx 50	3.8	(57.6)	13.5	(50.4)
SPI	(0.8)	(53.6)	5.8	(44.2)
Swiss real estate (% change)
Single-Family Homes	3.4	(17.0)	7.1	(30.0)
Other real estate (% change)
United States (S&P / Case-Shiller)	2.5	(15.3)	9.2	(28.7)
Eurozone (House Price Index)	1.1	(22.9)	7.2	(35.4)
1 2020 unemployment rate is presented as an end-of-period level. 2019 unemployment rate was presented as a change in levels. The 2020 change in level would have been: One year shock in the baseline scenario: United States: -3.5%, Eurozone: 0.4% and Switzerland: 0.4% and for the global crisis scenario: United States: 3.1%, Eurozone: 5.0% and Switzerland: 2.6%. Three year shock in the baseline scenario: United States: -4.5%, Eurozone: -1.2% and Switzerland: -0.2% and for the global crisis scenario: United States: 0.9%, Eurozone: 7.2% and Switzerland: 3.4%

Scenario assumptions	One year		Three years cumulative
31.12.19	Baseline	Severe downside	Baseline	Severe downside
Real GDP growth (% change)
United States	1.9	(6.4)	6.4	(4.3)
Eurozone	1.0	(9.1)	2.8	(10.8)
Switzerland	1.5	(7.0)	4.8	(6.2)
Consumer price index (% change)
United States	1.8	(1.2)	6.2	0.4
Eurozone	1.3	(1.3)	4.3	(1.7)
Switzerland	0.8	(1.8)	2.7	(1.6)
Unemployment rate (change, percentage points)
United States	(0.4)	5.7	(0.5)	5.6
Eurozone	(0.1)	5.6	(0.2)	7.9
Switzerland	0.1	2.6	0.3	3.6
Fixed income: 10-year government bonds (change in yields, basis points)
USD	0.2	(100.0)	10.1	(75.0)
EUR	8.4	(30.0)	28.2	(20.0)
CHF	9.5	(70.0)	30.0	(35.0)
Equity indices (% change)
S&P 500	3.5	(53.0)	9.5	(42.9)
EuroStoxx 50	0.5	(60.0)	4.4	(52.9)
SPI	1.4	(56.2)	5.3	(46.8)
Swiss real estate (% change)
Single-Family Homes	0.1	(15.2)	2.3	(27.0)
Other real estate (% change)
United States (S&P / Case-Shiller)	4.0	(13.3)	16.7	(23.4)
Eurozone (House Price Index)	1.2	(23.0)	2.2	(33.2)

Disclosure Of Credit Risk Exposure Movement Explanatory
Development of ECL allowances and provisions
USD million	Total	Stage 1	Stage 2	Stage 3
Balance as of 31 December 2019	(1,029)	(181)	(160)	(688)
Net movement from new and derecognized transactions[1]	(28)	(90)	17	46
of which: Private clients with mortgages	(2)	(3)	2	0
of which: Real estate financing	(3)	(5)	2	0
of which: Large corporate clients	(32)	(29)	(4)	0
of which: SME clients	(16)	(14)	(3)	0
of which: Other	26	(39)	20	46
of which: Securities financing transactions REIT	32	(1)	15	17
of which: Loans to financial advisors	9	(1)	9	0
of which: Lombard loans	23	(6)	0	29
of which Financial intermediaries	(20)	(15)	(5)	0
Remeasurements with stage transfers[2]	(427)	45	(134)	(338)
of which: Private clients with mortgages	(19)	(2)	(17)	0
of which: Real estate financing	(6)	3	(9)	0
of which: Large corporate clients	(224)	34	(83)	(175)
of which: SME clients	(43)	(1)	(11)	(31)
of which: Other	(134)	11	(14)	(131)
of which: Securities financing transactions REIT	(36)	0	(18)	(19)
of which: Loans to financial advisors	(12)	7	(7)	(11)
of which: Lombard loans	(36)	0	0	(36)
of which Commodity Trade Finance	(59)	0	0	(59)
Remeasurements without stage transfers[3]	(271)	(88)	(47)	(136)
of which: Private clients with mortgages	(34)	(19)	(8)	(7)
of which: Real estate financing	(14)	(4)	(11)	1
of which: Large corporate clients	(149)	(53)	(17)	(79)
of which: SME clients	(13)	0	(7)	(6)
of which: Other	(60)	(11)	(4)	(44)
of which: Loans to financial advisors	(18)	(12)	(3)	(3)
of which: Lombard loans	(3)	6	0	(9)
of which: Credit cards	(12)	0	0	(12)
Model changes[4]	32	21	11	0
Total ECL allowance movements with profit or loss impact[5]	(694)	(112)	(154)	(429)
Write-offs, FX and other movements (without profit or loss impact)[6]	254	(14)	(19)	287
Balance as of 31 December 2020	(1,468)	(306)	(333)	(829)
1 Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier. 2 Represents the remeasurement between 12-month and lifetime ECL due to stage transfers. 3 Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value. 4 Represents the change in the allowances and provisions related to changes in models and methodologies. 5 Includes ECL movements from new and derecognized transactions, remeasurement changes, model and methodology changes. 6 Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven and movements in foreign exchange rates.

USD million	Total	Stage 1	Stage 2	Stage 3
Balance as of 31 December 2018	(1,054)	(176)	(183)	(695)
Net movement from new and derecognized transactions[1]	(53)	(66)	10	3
of which: Private clients with mortgages	(1)	(4)	3	0
of which: Real estate financing	(3)	(5)	2	0
of which: Large corporate clients	(6)	(14)	8	0
of which: SME clients	(16)	(14)	(2)	0
Remeasurements with stage transfers[2]	(125)	14	(35)	(105)
of which: Private clients with mortgages	(5)	1	(5)	(1)
of which: Real estate financing	5	4	1	0
of which: Large corporate clients	(45)	4	(11)	(38)
of which: SME clients	(64)	2	(11)	(55)
Remeasurements without stage transfers[3]	73	31	41	1
of which: Private clients with mortgages	22	2	30	(9)
of which: Real estate financing	1	0	0	1
of which: Large corporate clients	(24)	(10)	0	(14)
of which: SME clients	35	9	10	17
Model changes[4]	26	17	9	0
Total ECL allowance movements with profit or loss impact[5]	(78)	(4)	25	(100)
Write-offs, FX and other movements (without profit or loss impact)[6]	105	(1)	(2)	108
Balance as of 31 December 2019	(1,029)	(181)	(160)	(688)
1 Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier. 2 Represents the remeasurement between 12-month and lifetime ECL due to stage transfers. 3 Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value. 4 Represents the change in the allowances and provisions related to changes in models and methodologies. 5 To align to the table format for the 2020 ECL allowance and provision movement, UBS has adjusted the 2019 table format. Includes ECL movements from new and derecognized transactions, remeasurement changes, model and methodology changes. 6 Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven and movements in foreign exchange rates.

Disclosure Of Credit Risk Exposure Categories Explanatory
Stage 2 classification by trigger	ECL allowances / provisions as of 31 December 2020
USD million	Stage 2	of which: PD layer	of which: watch list	of which: ≥30 days past due
On-and off-balance sheet	(333)	(252)	(41)	(40)
of which: Private clients with mortgages	(93)	(83)	0	(11)
of which: Real estate financing	(53)	(45)	(2)	(6)
of which: Large corporate clients	(110)	(89)	(20)	0
of which: SME clients	(38)	(16)	(16)	(5)
of which: Financial intermediaries and hedge funds	(19)	(19)	0	0
of which: Loans to financial advisors	(5)	0	(1)	(4)
of which: Credit cards	(14)	0	0	(14)
of which: Other	(2)	0	(2)	0

Disclosure Of Maximum Exposure To Credit Risk Explanatory
Maximum exposure to credit risk
	31.12.20
		Collateral[1]				Credit enhancements[1]			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[2]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	158.2								158.2
Loans and advances to banks[3]	15.3		0.1						15.2
Receivables from securities financing transactions	74.2	0.0	67.1		7.0				0.0
Cash collateral receivables on derivative instruments[4,5]	32.7					21.1			11.6
Loans and advances to customers[6]	381.0	27.0	118.2	194.6	21.7		0.0	4.4	15.1
Other financial assets measured at amortized cost	27.2	0.1	0.2	0.0	1.3				25.5
Total financial assets measured at amortized cost	688.7	27.2	185.7	194.6	30.1	21.1	0.0	4.4	225.6
Financial assets measured at fair value through other comprehensive income – debt	8.3								8.3
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	697.0	27.2	185.7	194.6	30.1	21.1	0.0	4.4	233.9
Guarantees[7]	17.0	0.7	5.0	0.2	1.7			2.5	7.0
Loan commitments[7]	41.2	0.0	4.2	2.1	6.8		0.4	2.4	25.3
Forward starting transactions, reverse repurchaseand securities borrowing agreements	3.2		3.2						0.0
Committed unconditionally revocable credit lines	42.0	0.1	10.3	6.2	2.7			0.0	22.7
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	103.5	0.8	22.7	8.5	11.2	0.0	0.4	4.9	54.9
	31.12.19
		Collateral[1]				Credit enhancements[1]			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[2]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	107.1								107.1
Loans and advances to banks[3]	12.4		0.0						12.3
Receivables from securities financing transactions	84.2		77.6		5.8				0.8
Cash collateral receivables on derivative instruments[4,5]	23.3					14.4			8.9
Loans and advances to customers[6]	328.0	19.4	101.4	174.7	17.1			1.1	14.3
Other financial assets measured at amortized cost	23.0	0.1	0.4	0.0	1.3				21.2
Total financial assets measured at amortized cost	578.0	19.5	179.4	174.7	24.3	14.4	0.0	1.1	164.6
Financial assets measured at fair value through other comprehensive income – debt	6.3								6.3
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	584.3	19.5	179.4	174.7	24.3	14.4	0.0	1.1	171.0
Guarantees[7]	18.1	1.0	3.0	0.1	1.7			2.5	9.8
Loan commitments[7]	27.5	0.2	1.9	1.3	5.8		0.2	0.2	18.0
Forward starting transactions, reverse repurchaseand securities borrowing agreements	1.7		1.7						0.0
Committed unconditionally revocable credit lines	36.9	0.3	8.3	4.9	3.6			0.0	19.8
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	84.2	1.5	14.9	6.3	11.0	0.0	0.2	2.8	47.6
1 Of which: USD 1,983 million for 31 December 2020 (31 December 2019: USD 1,720 million) relates to total credit-impaired financial assets measured at amortized cost and USD 154 million for 31 December 2020 (31 December 2019: USD 27 million) to total off-balance sheet financial instruments and other credit lines for credit-impaired positions. 2 Includes but is not limited to life insurance contracts, inventory, mortgage loans, gold and other commodities. 3 Loans and advances to banks include amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients. 4 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk. 5 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 22 for more information. 6 Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral. 7 The amount shown in the “Guarantees” column includes sub-participations.

Disclosure Of Internal Credit Exposures Explanatory
Financial assets subject to credit risk by rating category
USD million	31.12.20
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount	ECL allowances	Net carrying amount (maximum exposure to credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks	156,250	1,981	0	0	0	0	158,231	0	158,231
of which: stage 1	156,250	1,981	0	0	0	0	158,231	0	158,231
Loans and advances to banks	543	12,029	1,344	1,182	260	1	15,360	(16)	15,344
of which: stage 1	543	11,974	1,277	1,145	231	0	15,170	(9)	15,160
of which: stage 2	0	55	67	37	29	0	189	(5)	184
of which: stage 3	0	0	0	0	0	1	1	(1)	0
Receivables from securities financing transactions	22,998	16,009	15,367	17,995	1,842	0	74,212	(2)	74,210
of which: stage 1	22,998	16,009	15,367	17,995	1,842	0	74,212	(2)	74,210
Cash collateral receivables on derivative instruments	8,196	13,477	7,733	3,243	88	0	32,737	0	32,737
of which: stage 1	8,196	13,477	7,733	3,243	88	0	32,737	0	32,737
Loans and advances to customers	5,813	215,755	67,270	69,217	21,038	2,943	382,036	(1,060)	380,977
of which: stage 1	5,813	214,418	63,000	59,447	15,860	0	358,538	(142)	358,396
of which: stage 2	0	1,338	4,269	9,770	5,178	0	20,556	(215)	20,341
of which: stage 3	0	0	0	0	0	2,943	2,943	(703)	2,240
Other financial assets measured at amortized cost	15,404	4,043	280	6,585	481	560	27,352	(133)	27,219
of which: stage 1	15,404	4,040	269	6,334	389	0	26,435	(34)	26,401
of which: stage 2	0	3	11	251	91	0	357	(9)	348
of which: stage 3	0	0	0	0	0	560	560	(90)	469
Total financial assets measured at amortized cost	209,204	263,295	91,993	98,223	23,709	3,505	689,929	(1,211)	688,717
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	3,212	5,014	0	32	0	0	8,258	0	8,258
Total on balance sheet financial instruments	212,417	268,309	91,993	98,255	23,709	3,505	698,187	(1,211)	696,976

Financial assets subject to credit risk by rating category
USD million	31.12.19
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount	ECL allowances	Net carrying amount (maximum exposure to credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks	105,195	1,873	0	0	0	0	107,068	0	107,068
of which: stage 1	105,195	1,873	0	0	0	0	107,068	0	107,068
Loans and advances to banks	309	9,764	1,326	687	298	1	12,386	(6)	12,379
of which: stage 1	309	9,764	1,326	677	228	0	12,303	(4)	12,298
of which: stage 2	0	0	0	10	71	0	81	(1)	80
of which: stage 3	0	0	0	0	0	1	1	(1)	0
Receivables from securities financing transactions	21,089	16,889	14,366	28,815	3,088	0	84,246	(2)	84,245
of which: stage 1	21,089	16,889	14,366	28,815	3,088	0	84,246	(2)	84,245
Cash collateral receivables on derivative instruments	4,899	10,553	5,033	2,765	39	0	23,289	0	23,289
of which: stage 1	4,899	10,553	5,033	2,765	39	0	23,289	0	23,289
Loans and advances to customers	1,744	176,189	59,240	70,528	18,748	2,308	328,756	(764)	327,992
of which: stage 1	1,744	175,534	56,957	62,435	14,117	0	310,787	(82)	310,705
of which: stage 2	0	655	2,283	8,093	4,631	0	15,661	(123)	15,538
of which: stage 3	0	0	0	0	0	2,308	2,308	(559)	1,749
Other financial assets measured at amortized cost	13,030	1,592	390	7,158	312	672	23,154	(143)	23,012
of which: stage 1	13,030	1,581	381	6,747	280	0	22,019	(35)	21,985
of which: stage 2	0	11	9	412	32	0	463	(13)	451
of which: stage 3	0	0	0	0	0	672	672	(95)	576
Total financial assets measured at amortized cost	146,267	216,860	80,354	109,952	22,485	2,981	578,899	(915)	577,985
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	5,854	450	0	41	0	0	6,345	0	6,345
Total on balance sheet financial instruments	152,120	217,309	80,354	109,994	22,485	2,981	585,245	(915)	584,329

Disclosure Of Off Balance Sheet Positions By Rating Category Explanatory
Off-balance sheet positions subject to expected credit loss by rating category
USD million	31.12.20
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)	Total off - balance sheet exposure(maximum exposure to credit risk)	ECL provisions
Off-balance sheet financial instruments
Guarantees	3,482	4,623	3,522	4,293	991	170	17,081	(63)
of which: stage 1	3,482	4,219	2,688	3,558	739	0	14,687	(14)
of which: stage 2	0	404	834	736	252	0	2,225	(15)
of which: stage 3	0	0	0	0	0	170	170	(34)
Irrevocable loan commitments	3,018	14,516	8,583	9,302	5,850	104	41,372	(142)
of which: stage 1	3,018	13,589	6,873	8,739	4,676	0	36,894	(74)
of which: stage 2	0	927	1,711	563	1,174	0	4,374	(68)
of which: stage 3	0	0	0	0	0	104	104	0
Forward starting reverse repurchase and securities borrowing agreements	82	150	0	3,015	0	0	3,247	0
Total off balance sheet financial instruments	6,583	19,289	12,105	16,610	6,840	273	61,700	(205)
Other credit lines
Committed unconditionally revocable credit lines	574	15,448	5,958	8,488	11,501	108	42,077	(50)
of which: stage 1	574	14,883	4,517	6,609	10,593	0	37,176	(29)
of which: stage 2	0	565	1,441	1,879	908	0	4,792	(21)
of which: stage 3	0	0	0	0	0	108	108	0
Irrevocable committed prolongation of existing loans	14	1,349	931	632	357	0	3,282	(2)
of which: stage 1	14	1,349	930	630	355	0	3,277	(2)
of which: stage 2	0	1	1	2	1	0	5	0
of which: stage 3	0	0	0	0	0	0	0	0
Total other credit lines	588	16,797	6,889	9,119	11,858	109	45,359	(52)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information about rating categories.

Off-balance sheet positions subject to expected credit loss by rating category
USD million	31.12.19
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)	Total off - balance sheet exposure(maximum exposure to credit risk)	ECL provisions
Off-balance sheet financial instruments
Guarantees	857	4,932	6,060	5,450	761	82	18,142	(42)
of which: stage 1	857	4,931	6,048	5,218	704	0	17,757	(8)
of which: stage 2	0	1	12	233	57	0	304	(1)
of which: stage 3	0	0	0	0	0	82	82	(33)
Irrevocable loan commitments	2,548	10,068	4,862	5,859	4,160	50	27,547	(35)
of which: stage 1	2,548	10,068	4,862	5,722	3,878	0	27,078	(30)
of which: stage 2	0	0	0	137	282	0	419	(5)
of which: stage 3	0	0	0	0	0	50	50	0
Forward starting reverse repurchase and securities borrowing agreements	0	672	50	936	0	0	1,657	0
Total off balance sheet financial instruments	3,405	15,672	10,972	12,245	4,922	132	47,347	(77)
Other credit lines
Committed unconditionally revocable credit lines	632	14,346	6,231	7,169	8,554	46	36,979	(34)
of which: stage 1	632	14,309	6,120	6,789	7,885	0	35,735	(17)
of which: stage 2	0	37	111	380	669	0	1,197	(17)
of which: stage 3	0	0	0	0	0	46	46	0
Irrevocable committed prolongation of existing loans	25	1,399	870	633	359	4	3,289	(3)
of which: stage 1	25	1,399	870	633	359	0	3,285	(3)
of which: stage 2	0	0	0	0	0	0	0	0
of which: stage 3	0	0	0	0	0	4	4	0
Total other credit lines	657	15,745	7,101	7,801	8,913	50	40,268	(37)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information about rating categories.

Scenario Sensitivity Analysis Explanatory

USD million	Baseline	Severe downside	Weighted average
Change in key parameters
Fixed income: 10-year government bonds (absolute change)
–0.5%	(1.36)	(1.84)	(1.93)
+0.5%	2.10	3.19	3.23
+1.00%	5.69	6.86	7.19
Unemployment rate (absolute change)
–1.00%	(7.40)	(63.01)	(27.83)
–0.5%	(3.78)	(33.54)	(15.67)
+0.5%	4.15	36.97	16.99
+1.00%	8.50	75.93	33.74
Real GDP growth (relative change)
-2.00%	3.72	16.14	9.10
-1.00%	1.86	9.84	5.09
+1.00%	(1.46)	(3.30)	(2.36)
+2.00%	(2.97)	(9.44)	(5.93)
House Price Index (relative change)
–5.00%	8.04	144.34	51.46
–2.50%	3.45	65.80	23.28
+2.50%	(2.79)	(56.60)	(19.09)
+5.00%	(5.16)	(105.61)	(35.29)
Equity (S&P500, EuroStoxx, SMI) (relative change)
–10.00%	3.94	9.66	6.78
–5.00%	1.91	4.29	3.34
+5.00%	(8.30)	(4.23)	(7.27)
+10.00%	(10.14)	(8.58)	(10.22)

	Actual ECL allowances and provisions (as per Note 9)		Pro forma ECL allowances and provisions, assuming application of 100% weighting				Pro forma ECL allowances and provisions, assuming all positions being subject to lifetime ECL
Scenarios	Weighted average		Baseline		Severe downside		Weighted average
USD million, except where indicated	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline
Segmentation
Private clients with mortgages	(131)	244	(54)	100	(302)	562	(385)	717
Real estate financing	(76)	138	(55)	100	(123)	224	(131)	237
Large corporate clients	(206)	149	(138)	100	(298)	216	(307)	222
SME clients	(74)	115	(64)	100	(93)	144	(129)	200
Other segments	(152)	116	(131)	100	(183)	140	(385)	294
Total	(639)	145	(442)	100	(999)	226	(1,336)	302